Condensed Consolidated Balance Sheets (Unaudited)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets
Cash and cash equivalents	$ 1,081,502	$ 1,465,650	$ 1,187,459
Account receivables	485,472	657,911	4,210,862
Contract assets	47,552	64,443	78,603
Deposits, prepaid expenses and other current assets	748,936	1,014,958	596,151
Inventory	631,059	855,211	867,446
Total current assets	2,994,521	4,058,173	6,940,521
Non-current assets
Intangible assets	1,272,493	1,724,483	1,546,856
Property and equipment, net	25,170	34,110	47,528
Right-of-use assets	134,821	182,710	228,450
Total non-current assets	1,432,484	1,941,303	1,822,834
TOTAL ASSETS	4,427,005	5,999,476	8,763,355
Current liabilities
Account payables	353,482	479,039	495,476
Accruals and other current liabilities	376,939	510,828	786,667
Other payables - related parties	286,997	388,939	388,939
Contract liabilities	1,577,670	2,138,058	1,838,184
Bank loans – current	402,565	545,556	754,024
Lease payable – current	71,250	96,558	93,000
Income tax payable	177,044	239,930	239,930
Total current liabilities	3,245,947	4,398,908	4,596,220
Non-current liabilities
Bank loans – non-current	193,411	262,110	521,601
Lease payable – non-current	36,667	49,691	98,876
Total non-current liabilities	230,078	311,801	620,477
TOTAL LIABILITIES	3,476,025	4,710,709	5,216,697
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0001 par value, 500,000,000 shares authorized, 16,225,961 issued and outstanding as of December 31, 2023 and June 30, 2024	1,520	2,060	2,060
Additional paid-in capital	10,510,353	14,243,630	14,243,630
Accumulated deficit	(9,556,573)	(12,951,068)	(10,697,832)
Translation reserve	(4,320)	(5,855)	(1,200)
Total shareholders’ equity	950,980	1,288,767	3,546,658
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 4,427,005	$ 5,999,476	$ 8,763,355